Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 17,488	¥ 16,657
Securities lending transactions	[1]	2,112	1,833
Total		19,600	18,490
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		4,095	255
Securities lending transactions		1,068	1,270
Total		5,163	1,525
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		10,198	11,669
Securities lending transactions		771	355
Total		10,969	12,024
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,687	3,676
Total		1,687	3,676
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,508	1,057
Securities lending transactions		273	208
Total		¥ 1,781	¥ 1,265

[1]	Amounts exceeded the gross amounts recognized in Note 18 "Offsetting of financial assets and financial liabilities" by ¥1,345 billion and ¥1,175 billion, at March 31, 2018 and September 30, 2018, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.